Organization and Impact of COVID-19 (Tables)	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Organization And Impact Of COVI D19 [Abstract]
Schedule of centers by country and major brand
	September 26, 2021	June 27, 2021
AMF & other	154	136
Bowlmor	9	14
Bowlero	139	133
Total centers in the United States	302	283
Mexico (AMF)	6	6
Canada (AMF and Bowlero)	2	2
Total	310	291

	June 27, 2021	June 28, 2020
AMF & other	136	148
Bowlmor	14	15
Bowlero	133	124
Total centers in the United States	283	287
Mexico (AMF)	6	7
Canada (AMF and Bowlero)	2	2
Total	291	296